UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – September 30, 2017
Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Equity Securities - 96.0%
Common Stock - 94.8%
Australia - 2.0%
	34,058	GrainCorp, Ltd., Class A		$217,995
	253,710	Metals X, Ltd. (a)		158,213
	69,644	Tassal Group, Ltd.		210,321
	89,070	The Star Entertainment Group, Ltd.		366,100
				952,629
Austria - 1.6%
	9,049	BUWOG AG (a)		271,225
	5,191	Oesterreichische Post AG		239,643
	5,761	Palfinger AG		261,735
				772,603
Belgium - 0.3%
	30,277	AGFA-Gevaert NV (a)		144,426
Brazil - 2.7%
	92	Cia de Saneamento de Minas Gerais-COPASA (a)		1,244
	13,507	Cia Hering		120,862
	6,800	Grendene SA		56,811
	79,500	Movida Participacoes SA (a)		210,601
	78,600	Qualicorp SA		931,144
				1,320,662
Canada - 4.5%
	110,950	Cardinal Energy, Ltd.		419,703
	34,900	DHX Media, Ltd., Class B		146,285
	95,702	Gran Tierra Energy, Inc. (a)		217,060
	180,230	Surge Energy, Inc.		326,443
	93,560	TORC Oil & Gas, Ltd.		461,145
	71,170	Western Forest Products, Inc.		152,293
	61,530	Whitecap Resources, Inc.		478,334
				2,201,263
China - 1.1%
	52,000	Beijing Capital International Airport Co., Ltd., Class H (a)		77,485
	751,040	China BlueChemical, Ltd., Class H		244,206
	324,941	China Lesso Group Holdings, Ltd.		221,713
				543,404
Denmark - 1.5%
	4,270	Jyske Bank A/S		246,383
	12,425	Matas A/S		181,553
	15,728	Scandinavian Tobacco Group A/S (b)		279,026
				706,962
Finland - 0.7%
	25,138	Metsa Board OYJ		172,173
	7,845	Valmet OYJ		154,194
				326,367
France - 0.5%
	15,697	Derichebourg SA		164,559
	3,046	Metropole Television SA		70,435
				234,994
Germany - 5.9%
	4,458	Bilfinger SE		186,678
	951	Cewe Stiftung & Co. KGAA		90,380
	93,263	Deutz AG		753,405
	13,498	ElringKlinger AG		251,583
	2,510	Gerresheimer AG		194,281
	12,362	Hamburger Hafen und Logistik AG		389,374
	2,741	Krones AG		380,814
\	9,651	RHOEN-KLINIKUM AG		324,972
	15,502	SAF-Holland SA		315,135
				2,886,622
	Shares	Security Description		Value
Hong Kong - 0.6%
	105,000	Melco International Development, Ltd.		$302,435
Indonesia - 0.4%
	12,011,500	Panin Financial Tbk PT (a)		217,596
Ireland - 1.3%
	65,040	C&C Group PLC		234,456
	13,319	Smurfit Kappa Group PLC		417,156
				651,612
Italy - 2.8%
	9,620	Banca Generali SpA		333,706
	1,467	Biesse SpA		64,967
	109,190	Cairo Communication SpA		552,341
	11,472	Maire Tecnimont SpA		63,482
	8,716	Sogefi SpA (a)		53,001
	28,440	Zignago Vetro SpA		272,940
				1,340,437
Japan - 28.2%
	8,400	Alps Electric Co., Ltd.		221,636
	13,900	Arcs Co., Ltd.		313,514
	53,000	Asanuma Corp.		158,258
	6,600	BML, Inc.		141,179
	134,000	Clarion Co., Ltd.		528,736
	6,950	DIC Corp.		251,689
	11,400	Doutor Nichires Holdings Co., Ltd.		244,666
	11,200	FCC Co., Ltd.		249,431
	43,200	FIDEA Holdings Co., Ltd.		79,086
	1,600	Fujibo Holdings, Inc.		55,170
	8,755	Fumakilla, Ltd.		155,376
	4,000	Hogy Medical Co., Ltd.		283,670
	12,000	Icom, Inc.		290,495
	22,520	Itoki Corp.		189,326
	46,900	JVC Kenwood Corp.		135,459
	3,200	Kaga Electronics Co., Ltd.		94,699
	22,900	Kanamoto Co., Ltd.		722,462
	4,200	Kato Sangyo Co., Ltd.		126,345
	7,800	Kohnan Shoji Co., Ltd.		146,469
	18,500	Makino Milling Machine Co., Ltd.		164,244
	17,000	Marudai Food Co., Ltd.		80,524
	15,010	Marui Group Co., Ltd.		214,895
	18,600	Miraca Holdings, Inc.		864,501
	176,800	Monex Group, Inc.		474,504
	30,020	Nakano Corp.		164,073
	10,100	NEC Networks & System Integration Corp.		241,000
	18,000	Nippon Kayaku Co., Ltd.		277,218
	26,000	Nippon Soda Co., Ltd.		158,045
	4,500	Nishio Rent All Co., Ltd.		149,767
	50,030	North Pacific Bank, Ltd.		158,282
	43,300	NTN Corp.		183,166
	29,000	Osaki Electric Co., Ltd.		224,475
	19,000	Pacific Industrial Co., Ltd.		253,446
	66,700	Round One Corp.		896,842
	7,300	Saizeriya Co., Ltd.		200,787
	27,600	Seikitokyu Kogyo Co., Ltd.		160,412
	44,000	Seino Holdings Co., Ltd.		617,427
	83,000	Shinmaywa Industries, Ltd.		753,104
	22,520	Shinnihon Corp.		173,716
	11,300	Shinsei Bank, Ltd.		180,860
	9,300	Ship Healthcare Holdings, Inc.		287,203
	62,900	SKY Perfect JSAT Holdings, Inc.		281,170
	1,700	St. Marc Holdings Co., Ltd. (a)		50,007
	3,500	Studio Alice Co., Ltd.		84,666
	50,100	Takara Leben Co., Ltd.		244,879
	25,000	Takuma Co., Ltd.		303,932
	3,390	TechnoPro Holdings, Inc.		160,575
	15,500	Tokyo Dome Corp.		143,257
	23,700	Toppan Forms Co., Ltd.		251,480
	Shares	Security Description		Value
	65,000	Toshiba TEC Corp.		$358,143
	3,400	Uchida Yoko Co., Ltd.		112,100
	5,200	United Arrows, Ltd.		189,007
	4,800	Warabeya Nichiyo Holdings Co., Ltd.		122,426
	5,000	Yuasa Trading Co., Ltd.		176,627
				13,744,426
Mexico - 1.3%
	171,400	Concentradora Hipotecaria SAPI de CV REIT		197,190
	96,900	Grupo Comercial Chedraui SA de CV		194,651
	141,030	PLA Administradora Industrial S de RL de CV REIT (a)		242,795
				634,636
Netherlands - 3.5%
	14,905	BE Semiconductor Industries NV		1,036,715
	12,817	Intertrust NV (b)		208,139
	110,090	PostNL NV		474,141
				1,718,995
New Zealand - 0.5%
	40,000	Fletcher Building, Ltd.		230,847
Norway - 1.6%
	6,661	Aker ASA, Class A		273,482
	37,832	Austevoll Seafood ASA		394,256
	9,445	Grieg Seafood ASA		92,974
				760,712
Panama - 0.5%
	8,226	Banco Latinoamericano de Comerico Exterior SA, Class E		242,173
Philippines - 1.0%
	6,513,100	Filinvest Land, Inc.		260,270
	137,640	Metropolitan Bank & Trust Co.		234,370
				494,640
Portugal - 1.4%
	37,410	CTT-Correios de Portugal SA		225,407
	69,920	NOS SGPS SA		433,026
				658,433
Singapore - 0.5%
	283,746	Symphony International Holdings, Ltd.		247,568
South Africa - 0.5%
	524,255	PPC, Ltd. (a)		244,727
South Korea - 5.8%
	3,345	CJ O Shopping Co., Ltd.		577,968
	1,166	Cosmax, Inc.		129,290
	140,851	Daewoo Engineering & Construction Co., Ltd. (a)		886,660
	47,720	DGB Financial Group, Inc.		437,473
	6,200	Doosan Bobcat, Inc.		197,852
	13,907	Hankook Tire Worldwide Co., Ltd.		265,306
	28,576	Jusung Engineering Co., Ltd. (a)		354,284
				2,848,833
Spain - 1.0%
	10,336	Ebro Foods SA		244,933
	150,910	Unicaja Banco SA (a)(b)		231,869
				476,802
Sweden - 1.3%
	60,751	Cloetta AB, Class B		208,846
	20,030	Husqvarna AB		206,081
	40,020	Nobina AB (b)		233,883
				648,810
Switzerland - 3.6%
	7,258	Aryzta AG (a)		222,908
	2,129	Bobst Group SA		233,929
	1,259	Bucher Industries AG		447,902
	Shares	Security Description		Value
	26	Inficon Holding AG		$16,902
	21,162	OC Oerlikon Corp. AG (a)		325,620
	1,650	Panalpina Welttransport Holding AG		241,788
	2,460	Valiant Holding AG		267,250
				1,756,299
Taiwan - 7.1%
	94,000	Ability Enterprise Co., Ltd.		65,717
	30,020	Advantech Co., Ltd.		213,835
	98,703	Chicony Electronics Co., Ltd.		234,356
	314,511	China Life Insurance Co., Ltd.		296,112
	13,406	ChipMOS TECHNOLOGIES, INC., ADR		259,004
	12,510	Eclat Textile Co, Ltd.		152,023
	58,000	Global Unichip Corp.		368,190
	68,000	Globe Union Industrial Corp.		40,812
	533,328	King's Town Bank Co., Ltd.		562,805
	124,000	Kinik Co.		311,186
	353,000	Macronix International Co., Ltd. (a)		538,976
	15,000	Merry Electronics Co., Ltd.		94,480
	36,000	Taiwan FU Hsing Industrial Co., Ltd.		46,359
	236,000	Teco Electric and Machinery Co., Ltd.		211,298
	65,189	Wistron Corp.		52,131
				3,447,284
United Arab Emirates - 0.3%
	224,276	Gulf Marine Services PLC		144,254
United Kingdom - 10.8%
	37,920	Arrow Global Group PLC		217,225
	259,200	Blancco Technology Group PLC		196,240
	22,522	Bovis Homes Group PLC		330,163
	44,640	Brewin Dolphin Holdings PLC		208,823
	95,285	Cambian Group PLC		248,980
	45,139	Electrocomponents PLC		375,619
	53,654	Fenner PLC		242,470
	137,130	Hays PLC		348,030
	19,419	Kennedy Wilson Europe Real Estate PLC		283,113
	136,009	Pagegroup PLC		907,433
	32,430	Playtech PLC		399,145
	17,346	Redde PLC		41,839
	49,352	Safestore Holdings PLC REIT		288,797
	11,090	Secure Trust Bank PLC		263,033
	38,748	Tyman PLC		167,449
	64,327	Virgin Money Holdings UK PLC		246,958
	17,742	WH Smith PLC		480,478
				5,245,795
Total Common Stock (Cost $40,175,053)				46,147,246
	Shares	Security Description	Rate	Value
Preferred Stock - 1.2%
Brazil - 0.0%
	76	Banco ABC Brasil SA	0.55%	420
	92	Cia de Saneamento do Parana	0.33	312
				732
Germany - 1.2%
	13,518	Jungheinrich AG	0.44	621,902
Total Preferred Stock (Cost $554,012)				622,634
Total Equity Securities (Cost $40,729,065)				46,769,880
	Shares	Security Description		Value
Investment Companies - 0.5%
	554,900	Digital Telecommunications Infrastructure Fund (Cost $192,293)		241,261
Shares	Security Description	Value
Money Market Fund - 3.4%
1,643,550	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.93% (c) (Cost $1,643,550)	$1,643,550
Total Investments - 99.9% (Cost $42,564,908)		$48,654,691
Other Assets & Liabilities, Net – 0.1%		25,712
Net Assets – 100.0%		$48,680,403

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $952,917 or 2.0% of net assets.
(c)	Variable rate security. Rate presented is as of September 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$952,629	$-	$-	$952,629
Austria	772,603	-	-	772,603
Belgium	144,426	-	-	144,426
Brazil	1,320,662	-	-	1,320,662
Canada	2,201,263	-	-	2,201,263
China	543,404	-	-	543,404
Denmark	706,962	-	-	706,962
Finland	326,367	-	-	326,367
France	234,994	-	-	234,994
Germany	2,886,622	-	-	2,886,622
Hong Kong	302,435	-	-	302,435
Indonesia	217,596	-	-	217,596
Ireland	651,612	-	-	651,612
Italy	1,340,437	-	-	1,340,437
Japan	13,744,426	-	-	13,744,426
Mexico	634,636	-	-	634,636
Netherlands	1,718,995	-	-	1,718,995
New Zealand	230,847	-	-	230,847
Norway	760,712	-	-	760,712
Panama	242,173	-	-	242,173
Philippines	494,640	-	-	494,640
Portugal	658,433	-	-	658,433
Singapore	247,568	-	-	247,568
South Africa	244,727	-	-	244,727
South Korea	2,848,833	-	-	2,848,833
Spain	476,802	-	-	476,802
Sweden	648,810	-	-	648,810
Switzerland	1,756,299	-	-	1,756,299
Taiwan	3,447,284	-	-	3,447,284
United Arab Emirates	144,254	-	-	144,254
United Kingdom	5,245,795	-	-	5,245,795
Preferred Stock
Brazil	732	-	-	732
Germany	621,902	-	-	621,902
Investment Companies	241,261	-	-	241,261
Money Market Fund	-	1,643,550	-	1,643,550
Total Investments At Value	$47,011,141	$1,643,550	$-	$48,654,691

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 96.1%
Consumer Discretionary - 15.3%
60,940	America's Car-Mart, Inc. (a)	$2,506,158
45,000	Beazer Homes USA, Inc. (a)	843,300
21,300	Bridgepoint Education, Inc. (a)	204,480
26,170	Carriage Services, Inc.	669,952
7,200	Century Communities, Inc. (a)	177,840
23,916	Conn's, Inc. (a)	673,235
16,221	CRA International, Inc.	665,872
103,785	Crown Crafts, Inc.	674,603
76,821	Entravision Communications Corp., Class A	437,880
43,896	Horizon Global Corp. (a)	774,325
18,600	K12, Inc. (a)	331,824
10,500	Lifetime Brands, Inc.	192,150
21,100	M/I Homes, Inc. (a)	564,003
9,600	Perry Ellis International, Inc. (a)	227,136
6,153	Red Robin Gourmet Burgers, Inc. (a)	412,251
15,975	Saga Communications, Inc., Class A	728,460
10,700	Stoneridge, Inc. (a)	211,967
14,500	The Marcus Corp.	401,650
129,839	TravelCenters of America, LLC (a)	551,816
22,997	William Lyon Homes, Class A (a)	528,701
15,459	Winmark Corp.	2,036,723
8,400	Winnebago Industries, Inc.	375,900
39,300	ZAGG, Inc. (a)	618,975
		14,809,201
Consumer Staples - 1.5%
12,900	Core-Mark Holding Co., Inc.	414,606
3,600	John B Sanfilippo & Son, Inc.	242,316
6,700	Medifast, Inc.	397,779
10,982	Omega Protein Corp.	182,850
7,200	Seneca Foods Corp., Class A (a)	248,400
		1,485,951
Energy - 3.5%
126,000	Abraxas Petroleum Corp. (a)	236,880
31,800	Dawson Geophysical Co. (a)	144,054
57,025	Natural Gas Services Group, Inc. (a)	1,619,510
41,496	Newpark Resources, Inc. (a)	414,960
33,300	SunCoke Energy, Inc. (a)	304,362
32,846	Unit Corp. (a)	675,971
		3,395,737
Financial Services - 17.6%
38,100	Arbor Realty Trust, Inc. REIT	312,420
23,500	Ashford Hospitality Prime, Inc. REIT	223,250
158,795	Atlas Financial Holdings, Inc. (a)	3,001,225
16,400	Berkshire Hills Bancorp, Inc.	635,500
4,700	Carolina Financial Corp.	168,636
20,675	Cass Information Systems, Inc.	1,311,622
16,200	Central Valley Community Bancorp	361,260
9,200	Cherry Hill Mortgage Investment Corp. REIT	166,520
27,400	Crawford & Co., Class B	327,704
3,043	Diamond Hill Investment Group, Inc. (a)	646,181
10,363	eHealth, Inc. (a)	247,572
16,500	Enterprise Financial Services Corp.	698,775
38,100	EZCORP, Inc., Class A (a)	361,950
10,400	Federal Agricultural Mortgage Corp., Class C	756,496
17,100	Financial Institutions, Inc.	492,480
7,800	First Connecticut Bancorp, Inc.	208,650
12,800	First Defiance Financial Corp.	671,872
18,700	First Internet Bancorp	604,010
Shares	Security Description	Value
11,700	Flushing Financial Corp.	$347,724
44,124	Fortress Transportation & Infrastructure Investors, LLC	795,997
10,359	Health Insurance Innovations, Inc., Class A (a)	150,206
18,500	Horizon Bancorp	539,645
17,400	MTGE Investment Corp. REIT	337,560
58,553	NMI Holdings, Inc., Class A (a)	726,057
35,900	OFG Bancorp	328,485
11,600	Old Line Bancshares, Inc.	324,800
19,700	Peapack Gladstone Financial Corp.	664,678
14,800	PennyMac Financial Services, Inc., Class A (a)	263,440
8,500	Preferred Bank/Los Angeles CA	512,975
14,250	Premier Financial Bancorp, Inc.	310,508
48,028	Pzena Investment Management, Inc., Class A	523,025
		17,021,223
Health Care - 20.3%
6,776	Aclaris Therapeutics, Inc. (a)	174,889
78,800	Addus HomeCare Corp. (a)	2,781,640
34,667	Agile Therapeutics, Inc. (a)	154,615
22,355	AMAG Pharmaceuticals, Inc. (a)	412,450
45,291	Apollo Endosurgery, Inc. (a)	211,962
35,800	Applied Genetic Technologies Corp. (a)	141,410
28,900	Ardelyx, Inc. (a)	161,840
8,200	Arena Pharmaceuticals, Inc. (a)	209,100
27,806	Avadel Pharmaceuticals PLC, ADR (a)	291,963
32,000	BioCryst Pharmaceuticals, Inc. (a)	167,680
4,600	BioSpecifics Technologies Corp. (a)	213,992
31,225	BioTelemetry, Inc. (a)	1,030,425
17,200	Calithera Biosciences, Inc. (a)	270,900
30,739	Capital Senior Living Corp. (a)	385,774
21,400	ChemoCentryx, Inc. (a)	158,788
57,963	Cross Country Healthcare, Inc. (a)	824,813
12,634	Dynavax Technologies Corp. (a)	271,631
5,800	Enanta Pharmaceuticals, Inc. (a)	271,440
61,600	Enzo Biochem, Inc. (a)	644,952
14,036	Exactech, Inc. (a)	462,486
51,219	Fortress Biotech, Inc. (a)	226,388
68,700	Harvard Bioscience, Inc. (a)	257,625
3,200	Heska Corp. (a)	281,888
86,300	MEI Pharma, Inc. (a)	231,284
25,524	National Research Corp., Class A	962,255
18,219	National Research Corp., Class B	985,101
103,245	NeoGenomics, Inc. (a)	1,149,117
44,131	Neos Therapeutics, Inc. (a)	403,799
19,700	OraSure Technologies, Inc. (a)	443,250
9,900	Paratek Pharmaceuticals, Inc. (a)	248,490
34,000	Progenics Pharmaceuticals, Inc. (a)	250,240
29,800	RadNet, Inc. (a)	344,190
9,115	Repligen Corp. (a)	349,287
39,561	SeaSpine Holdings Corp. (a)	443,874
16,600	Spectrum Pharmaceuticals, Inc. (a)	233,562
9,391	Supernus Pharmaceuticals, Inc. (a)	375,640
94,921	Tandem Diabetes Care, Inc. (a)	69,292
28,830	Utah Medical Products, Inc.	2,120,447
55,130	VBI Vaccines, Inc. (a)	212,251
38,400	Verastem, Inc. (a)	180,480
56,323	ViewRay, Inc. (a)	324,420
10,561	Xencor, Inc. (a)	242,058
		19,577,688
Materials & Processing - 5.3%
10,545	Chase Corp.	1,174,713
Shares	Security Description	Value
26,615	Culp, Inc.	$871,641
25,203	KMG Chemicals, Inc.	1,383,140
6,800	Patrick Industries, Inc. (a)	571,880
30,665	Quanex Building Products Corp.	703,762
5,409	US Concrete, Inc. (a)	412,707
		5,117,843
Producer Durables - 18.6%
13,100	ArcBest Corp.	438,195
6,500	Argan, Inc.	437,125
16,600	CAI International, Inc. (a)	503,312
30,000	Casella Waste Systems, Inc. (a)	564,000
13,400	Columbus McKinnon Corp.	507,458
26,000	Commercial Vehicle Group, Inc. (a)	191,100
29,200	Control4 Corp. (a)	860,232
13,100	Ducommun, Inc. (a)	419,855
15,200	Global Brass & Copper Holdings, Inc.	513,760
14,821	GP Strategies Corp. (a)	457,228
98,110	Graham Corp.	2,043,631
82,482	Great Lakes Dredge & Dock Corp. (a)	400,037
8,900	Lydall, Inc. (a)	509,970
16,607	Marten Transport, Ltd.	341,274
43,280	SP Plus Corp. (a)	1,709,560
31,200	Sterling Construction Co., Inc. (a)	475,176
58,720	Thermon Group Holdings, Inc. (a)	1,056,373
169,175	Transcat, Inc. (a)	2,309,239
20,622	Tutor Perini Corp. (a)	585,665
80,429	UFP Technologies, Inc. (a)	2,260,055
14,100	Vectrus, Inc. (a)	434,844
5,200	VSE Corp.	295,672
48,153	YRC Worldwide, Inc. (a)	664,511
		17,978,272
Technology - 12.9%
123,705	American Software, Inc., Class A	1,405,289
32,400	AXT, Inc. (a)	296,460
37,600	Blucora, Inc. (a)	951,280
35,247	CalAmp Corp. (a)	819,493
24,213	Callidus Software, Inc. (a)	596,850
32,416	Carbonite, Inc. (a)	713,152
71,345	Clearfield, Inc. (a)	970,292
22,100	Cohu, Inc.	526,864
59,600	DHI Group, Inc. (a)	154,960
41,500	Electro Scientific Industries, Inc. (a)	577,680
29,300	Extreme Networks, Inc. (a)	348,377
39,315	Five9, Inc. (a)	939,628
25,100	Kimball Electronics, Inc. (a)	543,415
103,100	Limelight Networks, Inc. (a)	409,307
29,900	MagnaChip Semiconductor Corp. (a)	339,365
20,000	Nova Measuring Instruments, Ltd. (a)	562,200
13,100	Novanta, Inc (a)	571,160
29,259	PDF Solutions, Inc. (a)	453,222
21,894	Perficient, Inc. (a)	430,655
26,900	Rudolph Technologies, Inc. (a)	707,470
45,428	The Meet Group, Inc. (a)	165,358
		12,482,477
Utilities - 1.1%
73,300	Atlantic Power Corp. (a)	179,585
38,620	Boingo Wireless, Inc. (a)	825,310
		1,004,895
Total Common Stock (Cost $72,301,884)		92,873,287
Investment Companies - 0.7%
8,025	SPDR S&P Biotech ETF (Cost $451,964)	694,724
Shares	Security Description	Value
Money Market Fund - 3.1%
3,009,456	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.93% (b) (Cost $3,009,456)	$3,009,456
Total Investments - 99.9% (Cost $75,763,304)		$96,577,467
Other Assets & Liabilities, Net – 0.1%		82,611
Net Assets – 100.0%		$96,660,078

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$93,568,011
Level 2 - Other Significant Observable Inputs	3,009,456
Level 3 - Significant Unobservable Inputs	-
Total	$96,577,467

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 8, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 8, 2017